UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT I

NVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	6/30/2006

Item 1	– Reports to Stockholders

Dryden High Yield Fund, Inc.

JUNE 30, 2006	SEMIANNUAL REPORT

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

August 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Dryden High Yield Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. (the Fund) is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns as of 6/30/06
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	2.30%	5.17%	41.22%	69.31%	—
Class B	2.06	4.46	37.77	60.69	—
Class C	2.06	4.46	37.76	60.67	—
Class R	2.29	4.90	N/A	N/A	5.34% (6/06/05)
Class Z	2.43	5.25	43.22	73.49	—
Lehman Brothers U.S. Corporate High Yield Index[2]	3.14	4.80	51.69	87.87	**
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[3]	2.53	4.37	52.38	89.34	***
Lipper High Current Yield Funds Avg.[4]	2.43	4.67	43.08	68.79	****

Average Annual Total Returns[5] as of 6/30/06
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	0.44%	6.17%	4.92%	—
Class B	–0.41	6.47	4.86	—
Class C	3.48	6.62	4.86	—
Class R	4.90	N/A	N/A	4.99% (6/06/05)
Class Z	5.25	7.45	5.66	—
Lehman Brothers U.S. Corporate High Yield Index[2]	4.80	8.69	6.51	**
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[3]	4.37	8.79	6.59	***
Lipper High Current Yield Funds Avg.[4]	4.67	7.36	5.23	****

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Distributions and Yields as of 6/30/06
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.20	7.05%
Class B	$0.19	6.89
Class C	$0.19	6.89
Class R	$0.20	7.21
Class Z	$0.21	7.63

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than ten calendar years of returns.

2The Lehman Brothers U.S. Corporate High Yield Index (the Prior Index) is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. It gives a broad look at how high yield (“junk”) bonds have performed. Beginning in September 2005, the Fund no longer utilizes this index. The Prior Index Closest Month-End to Inception cumulative total return is 6.86% for Class R. The Prior Index Closest Month-End to Inception average annual total return is 6.32% for Class R.

3Effective September 2005, the Fund utilizes the Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index (Lehman High Yield 2% Issuer Capped Index). The Lehman High Yield 2% Issuer Capped Index covers the universe of U.S. dollar-denominated, non-convertible, fixed-rate, non-investment-grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Lehman High Yield 2% Issuer Capped Index Closest Month-End to Inception cumulative total return is 6.24% for Class R. Lehman High Yield 2% Issuer Capped Index Closest Month-End to Inception average annual total return is 5.75% for Class R.

4The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. Lipper Average Closest Month-End to Inception cumulative total return is 6.35% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 5.84% for Class R.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Dryden High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Prior Index, the Lehman High Yield 2% Issuer Capped Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 6/30/06
General Motors Acceptance Corp., 6.875%, 09/15/11	1.6%
Ford Motor Credit Co., Notes, 7.875%, 06/15/10	1.6
Accellent, Inc., Sr. Notes, 10.50%, 12/01/13	1.0
El Paso Corp., Sr. Notes, 7.00%, 05/15/11	0.9
Skilled Healthcare Group, Inc., Sr. Notes, 11.00%, 01/15/14	0.8

Issues reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/06
High Grade	1.6%
Ba	34.6
B	44.7
Caa or Lower	12.9
Not Rated	25.6
Total Investments	119.4
Liabilities in excess of other assets	–19.4
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2006, at the beginning of the period, and held through the six-month period ended June 30, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden High Yield Fund, Inc.	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden High Yield Fund, Inc.		Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.00	0.88%	$4.41
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

Class B	Actual	$1,000.00	$1,020.60	1.38%	$6.91
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class C	Actual	$1,000.00	$1,020.60	1.38%	$6.91
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class R	Actual	$1,000.00	$1,022.90	1.13%	$5.67
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class Z	Actual	$1,000.00	$1,024.30	0.63%	$3.16
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2006, and divided by the 365 days in the Fund’s fiscal year ending December 31, 2006 (to reflect the six-month period).

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Portfolio of Investments

as of June 30, 2006 (Unaudited)

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

LONG-TERM INVESTMENTS 95.8%

ASSET BACKED SECURITIES 1.2%
Centurion CDO Vll Ltd., Ser. 2004 -7A, Cl. D1, 144A	Ba2	12.09%	1/30/16	$5,000	(k)	$5,359,750
CSAM Funding Corp. 1, Sub. Notes, Cl. D-2, 144A	Ba2	11.499(j)	3/29/16	7,000	(k)	7,035,000
Landmark lV CDO Ltd.	Ba2	11.479(j)	12/15/16	3,500	(k)	3,688,125
Liberty Square Ltd., Ser. 2001-2A, Cl. D, 144A	Ba3	11.92(j)	6/15/13	3,435	(k)	1,889,453

Total asset backed securities						17,972,328

CORPORATE BONDS 90.6%

Aerospace/Defense 2.2%
Argo-Tech Corp., Sr. Notes	B3	9.25	6/1/11	1,230		1,266,900
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	B3	8.875	5/1/11	4,780	(f)	4,947,300
DRS Technologies Inc. Gtd. Notes	B3	7.625	2/1/18	3,000	(f)	2,985,000
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75	6/15/13	2,650		2,683,125
K&F Acquisition, Inc., Sr. Sub Notes	Caa1	7.75	11/15/14	3,325		3,275,125
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625	6/15/12	7,825		7,942,375
Moog, Inc.	Ba3	6.25	1/15/15	2,000		1,880,000
Sequa Corp.	B1	9.00	8/1/09	375		395,625
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	3,775		3,930,719
Standard Aero Holdings, Inc.	Caa1	8.25	9/1/14	2,740	(f)	2,438,600

						31,744,769

Airlines 0.9%
American Airlines, Inc., Certs., Ser. 91-A2	B3	10.18	1/2/13	2,000		1,925,000
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	973		907,323
Notes	CCC+(a)	10.40	3/10/11	4,450		4,188,562
Calair Capital LLC, Gtd. Sr. Notes	Caa2	8.125	4/1/08	2,980		2,875,700

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Continental Airlines, Inc., Certs., Ser. 981B	Ba2	6.748%	9/15/18	$3,450		$3,259,993

						13,156,578

Automotive 6.3%
ArvinMeritor, Inc., Notes	Ba3	8.75	3/1/12	3,805	(f)	3,709,875
Ford Motor Credit Co., Notes	Ba2	7.875	6/15/10	25,030	(f)	23,089,974
General Motors Acceptance Corp.,
Notes	Ba1	6.125	9/15/06	2,500		2,496,308
Notes	Caa1	6.85	10/15/08	3,865	(f)	3,662,088
Notes	Caa1	7.20	1/15/11	5,195	(f)	4,597,575
Notes	Ba1	6.875	9/15/11	25,530	(f)	24,183,076
Notes	Ba1	6.75	12/1/14	7,070	(f)	6,566,757
Goodyear Tire & Rubber Co. (The), Sr. Notes	B3	9.00	7/1/15	1,860	(f)	1,776,300
Lear Corp., Gtd. Notes, Ser. B	B3	8.11	5/15/09	5,135	(f)	5,006,625
TRW Automotive, Sr. Notes	Ba3	9.375	2/15/13	5,737		6,095,563
Sr. Sub. Notes	B1	11.00	2/15/13	425		464,313
Visteon Corp.,
Notes	B3	7.00	3/10/14	5,590	(f)	4,562,838
Sr. Notes	B3	8.25	8/1/10	6,385	(f)	5,969,975

						92,181,267

Banking 0.6%
Halyk Savings Bank of Kazakhstan, Notes, 144A (Kazakhstan)	Baa1	8.125	10/7/09	1,620	(i)	1,662,525
Kazkommerts Int’l. BV, (Netherlands),
Gtd. Notes, 144A	Baa1	7.00	11/3/09	2,210	(f)(i)	2,182,375
Gtd. Notes, 144A	Baa1	8.50	4/16/13	4,435	(f)(i)	4,545,875

						8,390,775

Building Materials & Construction 1.0%
D.R. Horton, Inc., Sr. Gtd. Notes	Baa3	8.00	2/1/09	325		337,925
Goodman Global Holdings, Inc., Sr. Notes	B2	8.329(j)	6/15/12	1,562		1,565,905
Sr. Sub Notes	B3	7.875	12/15/12	420	(f)	401,100
K Hovnanian Enterprises, Inc., Gtd. Sr. Notes	Ba1	6.25	1/15/15	2,380		2,085,475

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

KB Home, Sr. Sub. Notes	Ba2	8.625%	12/15/08	$6,075		$6,295,231
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	4,040	(f)	3,908,700

						14,594,336

Cable 3.5%
Cablevision Systems Corp., Sr. Notes, Ser. B	B3	8.00	4/15/12	850	(f)	838,313
Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes	NR	16.00(l)	7/15/10	15,000	(e)(i)(k)	150
Sr. Notes	NR	Zero	7/15/10	6,900	(e)(i)(k)	69
Charter Communications Holding LLC., Sr. Notes	Ca	11.125	1/15/14	4,434		2,704,740
Sr. Notes	Ca	10.75	10/1/09	2,700		2,133,000
Sr. Notes	Ca	13.50	1/15/14	2,000	(f)	1,330,000
Sr. Notes	Ca	10.00	5/15/14	983	(f)	589,800
Sr. Notes	Caa3	11.00	10/1/15	11,437	(f)	10,007,374
Sr. Notes	Ca	11.75(l)	5/15/14	3,000		1,890,000
Charter Communications Holdings II, Sr. Notes	Caa1	10.25	9/15/10	3,675		3,682,500
Charter Communications Operating LLC., Sr. Notes 144A	B2	8.375	4/30/14	3,250		3,254,063
CSC Holdings Inc.,
Deb.	B2	7.875	2/15/18	725		723,188
Deb.	B2	7.625	7/15/18	3,360	(f)	3,326,400
Sr. Notes	B2	7.875	12/15/07	4,500		4,556,249
Sr. Notes, Ser. B	B2	8.125	7/15/09	7,175	(f)	7,300,562
Sr. Notes, Ser. B	B2	7.625	4/1/11	1,450	(f)	1,450,000
Rogers Cable, Inc., Sr. Sec’d. Notes	Ba2	6.75	3/15/15	2,525		2,405,063
Videotron Ltee,
Gtd. Notes	Ba3	6.875	1/15/14	1,570		1,487,575
Sr. Notes	Ba3	6.375	12/15/15	3,525		3,216,563

						50,895,609

Capital Goods 5.4%
Allied Waste North America, Inc.,
Gtd. Notes, Ser. B	B2	8.50	12/1/08	4,785		4,952,475

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Notes, Ser. B	B2	5.75%	2/15/11	$4,320	(f)	$4,028,400
Sr. Notes, Ser. B	B2	9.25	9/1/12	5,127	(f)	5,434,620
Sr. Notes	B2	7.25	3/15/15	1,395	(f)	1,332,225
Blount, Inc., Sr. Sub Notes	B2	8.875	8/1/12	7,700		7,661,500
Case New Holland, Inc., Sr. Notes	Ba3	9.25	8/1/11	2,365		2,489,163
Columbus Mckinnon Corp., Sr. Sub Notes	B3	8.875	11/1/13	3,245		3,309,900
Hertz Corp.,
Sr. Notes, 144A	B1	8.875	1/1/14	9,225		9,455,624
Sr. Sub., 144A	B3	10.50	1/1/16	3,360	(f)	3,561,600
Holt Group, Inc., Sr. Notes	NR	Zero	1/15/06	8,120	(e)(k)	81
Invensys PLC (United Kingdom), Sr. Notes, 144A	B3	9.875	3/15/11	1,750	(i)	1,898,750
Johnson diversey Holding, Inc., Sr. Disc. Notes	Caa1	10.67	5/15/13	2,495		2,120,750
Sr. Sub. Notes, Ser. B	Caa1	9.625	5/15/12	1,450	(f)	1,442,750
Manitowoc Co., Inc., Gtd. Notes	B2	10.50	8/1/12	6,216		6,744,360
Mueller Group, Inc., Sr. Sub. Notes	B3	10.00	5/1/12	1,830		1,967,250
Stena AB, (Sweden), Sr. Notes	Ba3	9.625	12/1/12	3,225	(i)	3,426,563
Sr. Notes	Ba3	7.50	11/1/13	4,900	(f)(i)	4,753,000
Terex Corp., Sr. Sub. Notes	B2	10.375	4/1/11	5,790		6,122,925
Sr. Sub. Notes	B2	9.25	7/15/11	1,845		1,960,313
TRISM, Inc., Sr. Sub. Notes	NR	12.00	2/15/05	435	(d)(e)(k)	4
United Rentals North America, Inc., Sr. Notes	B3	6.50	2/15/12	6,750		6,378,750

						79,041,003

Chemicals 5.5%
BCI US Finance Corp., Sec’d. Notes, 144A	B3	10.577(j)	7/15/10	4,670		4,763,399
Equistar Chemicals Funding LP, Gtd. Notes	B1	10.125	9/1/08	3,565		3,752,163
Sr. Notes	B1	10.625	5/1/11	3,030		3,253,463

See Notes to Financial Statements.

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Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Huntsman Co. LLC, Gtd. Notes	Ba3	11.625%	10/15/10	$3,000		$3,315,000
Huntsman International LLC, Gtd. Notes	B2	9.875	3/1/09	6,700		6,967,999
Sr. Sub. Notes	B3	10.125	7/1/09	1,238		1,256,570
Huntsman LLC, Gtd. Notes	B2	11.50	7/15/12	660		737,550
IMC Global, Inc.,
Gtd. Notes	Ba3	11.25	6/1/11	1,600		1,688,000
Gtd. Notes, Ser. B	Ba3	11.25	6/1/11	6,300		6,646,499
Sr. Notes, Ser. B	Ba3	10.875	6/1/08	3,618		3,853,170
Ineos Group Holdings, Inc., Notes, 144A	B2	8.50	2/15/16	2,150	(f)	2,012,938
Koppers, Inc., Gtd. Notes	B1	9.875	10/15/13	5,979		6,412,477
Lyondell Chemical Co., Gtd. Notes	Ba3	10.50	6/1/13	4,110	(f)	4,521,000
Sec’d. Notes, Ser. A	Ba3	9.625	5/1/07	8,000		8,119,999
Sr. Sec’d. Notes	Ba3	9.50	12/15/08	1,680		1,726,200
Sr. Sec’d. Notes,	B1	9.50	12/15/08	1,607		1,651,193
Nalco Co.,
Sr. Notes	B2	7.75	11/15/11	4,695		4,683,263
Sr. Sub. Notes	Caa1	8.875	11/15/13	3,275	(f)	3,299,563
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25	12/15/11	2,320	(f)	2,389,600
Rhodia SA (France),
Sr. Notes	B3	10.25	6/1/10	2,523	(f)(i)	2,693,303
Sr. Sub. Notes	Caa1	8.875	6/1/11	3,398	(f)(i)	3,385,258
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625	5/15/11	3,254		3,477,713

						80,606,320

Consumer 1.4%
Levi Strauss & Co., Sr. Unsub. Notes	B3	9.28	4/1/12	925		941,188
Sr. Notes	B3	12.25	12/15/12	2,230		2,464,150
Sr. Notes 144A	B3	8.875	4/1/16	2,100		2,005,500
Playtex Products Inc.	Caa1	9.375	6/1/11	5,675	(f)	5,909,093
Service Corp. Int’l.,
Notes	Ba3	6.50	3/15/08	4,385		4,352,113
Sr. Notes, 144A	Ba3	8.00	6/15/17	2,000		1,870,000
Simmons Bedding Co., Sr. Sub. Notes	Caa1	7.875	1/15/14	2,700	(f)	2,524,500

						20,066,544

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Electric 7.2%
AES Corp.,
Sec’d. Notes, 144A	Ba3	8.75%	5/15/13	$935		$1,000,450
Sr. Notes	B1	9.50	6/1/09	6,635	(f)	7,033,100
Sr. Notes	B1	9.375	9/15/10	9,475	(f)	10,138,249
AES Eastern Energy LP, Certs., Ser. A	Ba1	9.00	1/2/17	5,818		6,326,647
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	170		191,355
CMS Energy Corp.,
Sr. Notes	B1	9.875	10/15/07	1,250		1,300,000
Sr. Notes	B1	7.50	1/15/09	3,385	(f)	3,427,313
Sr. Notes	B1	8.50	4/15/11	4,060	(f)	4,232,550
Dynegy Holdings, Inc.,
Sr. Notes	B2	6.875	4/1/11	1,895	(f)	1,790,775
Sr. Unsecured Notes, 144A	B2	8.375	5/1/16	5,640	(f)	5,555,400
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	8,285	(f)	8,367,849
Empresa Nacional de Electricidad SA (Chile), Notes	Ba1	8.625	8/1/15	5,650	(i)	6,218,899
Homer City Funding LLC, Gtd. Notes	Ba2	8.137	10/1/19	1,840		1,955,000
Midwest Generation LLC, Certs., Ser. A	B1	8.30	7/2/09	4,855	(k)	4,927,825
Certs., Ser. B	B1	8.56	1/2/16	743		780,291
Sec’d. Notes	Ba3	8.75	5/1/34	3,025		3,206,500
Mirant Americas Genr, Sr. Note	B2	8.30	5/1/11	1,725		1,703,438
Mirant Corp., Sr. Notes, 144A	NR	7.40	7/15/49	2,600	(k)	13,000
Mirant North America LLC, Sr. Notes, 144A	B1	7.375	12/31/13	1,500		1,447,500
Mission Energy Holding Co., Sec’d. Notes	B2	13.50	7/15/08	2,890		3,222,350
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Ba1	8.25	6/1/11	2,465		2,634,890
NRG Energy, Inc., Sr. Notes	B1	7.375	2/1/16	10,050		9,798,749
Orion Power Holdings, Inc., Sr. Notes	B3	12.00	5/1/10	6,235		7,045,550
Reliant Energy Mid-Atlantic, Inc., Certs., Ser. C	B2	9.681	7/2/26	3,600		4,032,000
Reliant Resources, Inc., Sec’d. Notes	B2	9.50	7/15/13	205		206,025

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sierra Pacific Power Co.,
Ser. A	Ba1	8.00%	6/1/08	$325		$333,662
Sr. Notes	B1	8.625	3/15/14	2,165	(f)	2,293,484
Teco Energy, Inc., Sr. Notes	Ba2	7.50	6/15/10	1,000		1,020,000
TXU Corp.,
Sr. Notes	Ba1	5.55	11/15/14	1,100	(f)	997,718
Sr. Notes	Ba1	6.50	11/15/24	2,800		2,497,690
Utilicorp Finance Corp., Sr. Notes (Canada)	B2	7.75	6/15/11	2,375	(f)(i)	2,458,125
York Power Funding (Cayman Islands), Sr. Sec’d. Notes, 144A (cost $1,963,363; purchased 7/31/98)	D(a)	Zero	10/30/07	1,963	(b)(e)(i)(k)	169,831

						106,326,215

Energy – Other 4.0%
Chesapeake Energy Corp., Sr. Notes	Ba2	7.00	8/15/14	2,650		2,563,875
Sr. Notes	Ba2	6.875	1/15/16	4,925	(f)	4,654,125
Sr. Notes	Ba2	6.50	8/15/17	4,375		3,992,188
Sr. Notes	Ba2	6.25	1/15/18	684	(f)	624,150
Sr. Notes	Ba2	6.375	6/15/15	3,900		3,617,250
Compton Petroleum Corp.	B2	7.625	12/1/13	2,100		2,005,500
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25	4/15/14	2,085		1,918,200
Sr. Notes	B2	6.00	7/15/15	300		270,000
Forest Oil Corp., Sr. Notes	Ba3	8.00	6/15/08	1,260		1,286,775
Hanover Equipment Trust, Sec’d. Notes, Ser. B	B2	8.75	9/1/11	6,990	(f)	7,199,699
Houston Exploration Co., Sr. Sub. Notes	B2	7.00	6/15/13	2,350		2,314,750
Kerr-McGee Corp.	Ba2	6.95	7/1/24	4,325		4,347,464
Magnum Hunter Resources, Inc., Sr. Notes	Ba3	9.60	3/15/12	460		486,450
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	9/1/14	4,560	(f)	4,343,400
Sr. Sub. Notes	Ba3	6.625	4/15/16	5,000		4,712,500
Parker Drilling Co., Sr. Notes	B2	9.625	10/1/13	3,900		4,231,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Pioneer Natural Resource Co., Sr. Notes	Ba1	5.875%	7/15/16	$2,075		$1,889,414
Sr. Notes	Ba1	6.875	5/1/18	1,800		1,734,489
Pogo Producing Co., Sr. Sub Notes, 144A	B2	7.875	5/1/13	1,000		1,002,500
Sr. Sub.Notes	B2	6.875	10/1/17	2,675	(f)	2,477,719
Pride International, Inc., Sr. Notes	Ba2	7.375	7/15/14	2,000		2,010,000

Tesoro Corp., Sr. Notes, 144A	Ba1	6.25	11/1/12	875		831,250
Sr. Notes, 144A	Ba1	6.625	11/1/15	550		521,125

						59,034,323

Foods 2.1%
Agrilink Foods, Inc., Sr. Sub Notes	B3	11.875	11/1/08	1,558		1,587,213
Ahold Finance USA, Inc. (Netherlands), Notes	Ba1	8.25	7/15/10	1,840	(i)	1,918,200
Carrols Corp. Gtd. Notes	B3	9.00	1/15/13	425		426,063
Dean Foods Co., Gtd notes	Ba2	7.00	6/1/16	2,175		2,104,313
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	1,705		1,756,150
Delhaize America, Inc., Gtd. Notes	Ba1	8.125	4/15/11	4,325		4,548,532
Dole Food Co, Inc., Gtd. Notes	B3	7.25	6/15/10	555		496,725
Sr. Notes	B3	8.625	5/1/09	2,173		2,075,215
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	2,127		2,206,763
Iowa Select Farms LP, Sec’d. Notes, PIK, 144A	NR	6.50	12/1/12	724	(k)	362,188
National Beef Packing Co., Sr. Notes	B3	10.50	8/1/11	3,050		3,080,499
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	2/1/12	2,910		2,764,499
Pilgrim’s Pride Corp., Gtd. Notes	Ba2	9.625	9/15/11	2,075		2,158,000
SFAC New Holdings., Inc. Pvrt., Sr. Sec’d. Disc. Deb., 144A	NR	13.00	6/15/09	460	(d)(e)	5
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00	10/15/09	405		409,050
Sr. Notes	Ba2	7.75	5/15/13	2,310	(f)	2,263,800

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Sr. Notes	Ba2	7.00%	8/1/11	$565		$546,638
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125	6/15/12	1,995	(f)	1,970,063

						30,673,916

Gaming 5.1%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	5,620		5,943,149
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75	4/15/12	2,800		2,933,000

CCM Merger, Inc., Notes, 144A	B3	8.00	8/1/13	5,035		4,758,075
Greektown Holdings LLC, Sr. Notes, 144A	B3	10.75	12/1/13	4,775		5,037,625
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00	3/15/12	2,010		2,097,938
Kerzner International Ltd., Sr. Sub. Notes	B2	6.75	10/1/15	2,700		2,818,125

Mandalay Resort Group, Sr. Notes	Ba2	9.50	8/1/08	2,050		2,167,875
Sr. Sub. Notes,	Ba3	9.375	2/15/10	450	(f)	473,625
MGM Mirage, Inc., Gtd. Notes	Ba3	9.75	6/1/07	10,300		10,583,249
Gtd. Notes	Ba2	6.00	10/1/09	9,190		8,937,274
Gtd. Notes	Ba2	6.625	7/15/15	310		289,075
Sr. Notes	Ba2	5.875	2/27/14	1,250		1,120,313
Sr. Notes 144A	Ba2	6.875	4/1/16	4,400		4,108,500

Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00	4/1/12	4,510	(f)	4,583,288
Sr. Sub. Notes	Ba3	8.375	7/1/11	400	(k)	418,000
Station Casinos Inc., Sr. Notes	Ba3	6.00	4/1/12	4,500		4,213,125
Sr. Sub. Notes	B1	6.875	3/1/16	1,925		1,795,063
Sr. Sub Notes	B1	6.50	2/1/14	805		748,650
Sr. Sub Notes	B1	6.625	3/15/18	1,300		1,176,500
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	6,015	(f)	5,781,919
Wynn Las Vegas LLC	B2	6.625	12/1/14	5,975		5,631,438

						75,615,806

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Health Care & Pharmaceutical 7.9%
Accellent Inc. Sr. Notes	Caa1	10.50%	12/1/13	$14,650		$14,979,624
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,900	(f)	1,691,000
Concentra Operating Corp., Gtd. Notes	B3	9.50	8/15/10	4,175		4,321,125
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125	2/15/12	3,225		3,333,844
Elan Financial PLC (Ireland), Sr. Notes	B3	7.75	11/15/11	3,825	(f)(i)	3,652,875

Fresenius Med. Care Capital Trust, Gtd. Notes	B1	7.875	6/15/11	110		111,100
Hanger Orthopedic Group Inc., Sr. Notes, 144A	B3	10.25	6/1/14	2,700	(f)	2,673,000
HCA Inc.,
Deb.	Ba2	7.50	11/15/95	1,500		1,243,074
Notes	Ba2	8.85	1/1/07	4,632		4,683,383
Notes	Ba2	5.50	12/1/09	4,800	(f)	4,625,554
Notes	Ba2	8.70	2/10/10	550		575,483
Notes	Ba2	8.75	9/1/10	3,300		3,479,075
Notes	Ba2	9.00	12/15/14	5,500		5,976,833
Notes	Ba2	6.375	1/15/15	4,000	(f)	3,706,196
Notes	Ba2	7.69	6/15/25	3,290		3,109,014
Iasis Healthcare Capital Corp. LLC, Sr. Sub. Notes	B3	8.75	6/15/14	4,475		4,385,500

Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa3	8.75	2/15/12	3,205	(k)	3,108,850
MedQuest, Inc., Gtd. Notes	Caa3	11.875	8/15/12	1,110		1,029,525
Omnicare Inc., Sr. Sub. Notes	Ba3	6.125	6/1/13	650	(f)	602,875
Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/1/15	3,875		3,371,250
Senior Housing Trust, Sr. Notes	Ba2	8.625	1/15/12	4,525		4,785,188
Skilled Healthcare Group Inc., Sr. Notes, 144A	Caa1	11.00	1/15/14	11,500		12,304,999
Tenet Healthcare Corp., Sr. Notes, 144A	B3	9.50(j)	2/1/15	3,320	(f)	3,261,900

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00%	10/1/14	$5,240		$5,226,900
Ventas Realty LP, Sr. Notes	Ba2	6.50	6/1/16	2,000		1,917,500
Sr. Notes	Ba2	8.75	5/1/09	4,000		4,200,000
Sr. Notes	Ba2	9.00	5/1/12	1,880		2,058,600
Warner Chilcott Corp., Gtd Notes	Caa1	8.75(j)	2/1/15	11,185		11,520,549

						115,934,816

Lodging & Leisure 2.6%
Felcor Lodging LP,
Gtd. Notes	Ba3	9.00	6/1/11	4,825		5,114,500
Sr. Notes	Ba3	9.570(j)	6/1/11	1,765		1,817,950
Gaylord Entertainment Co., Sr. Notes	B3	8.00	11/15/13	2,175		2,172,281
Hilton Hotel Corp.,
Notes	Ba2	7.625	12/1/12	1,025		1,056,600
Sr. Notes	Ba2	7.50	12/15/17	450		459,002
Host Marriott LP, Gtd. Notes, Ser. 1	Ba2	9.50	1/15/07	7,775	(f)	7,969,375
Sr. Notes, Ser. M,	Ba2	7.00	8/15/12	6,500		6,443,125
Sr. Notes	Ba2	7.125	11/1/13	5,510	(f)	5,489,338
Sr. Notes 144A	Ba2	6.75	6/1/16	1,875		1,788,281
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.75	2/2/11	850	(i)	913,788
Sr. Notes	Ba1	6.875	12/1/13	1,580	(i)	1,548,215

Starwood Hotels & Resorts Worldwide, Inc.,
Deb.	Ba1	7.375	11/15/15	3,615		3,642,113
Gtd. Notes	Ba1	7.875	5/1/12	365		380,969

						38,795,537

Media & Entertainment 7.5%
AMC Entertainment Inc., Sr. Notes	B3	11.00	2/1/16	400		428,000
Sr. Sub. Notes	B3	8.00	3/1/14	4,075	(f)	3,733,719
Cinemark Inc., Sr. Notes	Caa1	zero	3/15/14	2,400		1,860,000
Sr. Sub. Notes	B3	9.00	2/1/13	1,150		1,207,500
Dex Media East LLC, Gtd. Notes	B1	12.125	11/15/12	10,690		11,999,524

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	8/15/13	$7,375		$7,992,618
Dex Media, Inc., Notes	B3	8.00	11/15/13	2,645		2,658,225
DirecTv Holdings LLC	Ba2	6.375	6/15/15	3,084		2,844,990
Echostar DBS Corp., Gtd. Notes, 144A	Ba3	7.125	2/1/16	4,900		4,716,250
Sr. Notes	Ba3	6.375	10/1/11	1,025		981,438

Sr. Notes	Ba3	6.625	10/1/14	1,600		1,504,000
Gray Television, Inc., Sr. Sub. Notes	Ba3	9.25	12/15/11	6,395		6,650,799
Intelsat Bermuda Ltd. (Bermuda),
Sr. Notes,	B2	8.25	1/15/13	8,675	(i)	8,609,937
Sr. Notes, 144A	Caa1	11.25	6/15/16	4,750		4,868,750
Sr. Notes, 144A	B2	9.25	6/15/16	1,075		1,109,938
Intrawest Corp. (Canada), Sr. Notes	B1	7.50	10/15/13	4,125	(i)	4,104,375
Medianews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	3,825		3,480,750
Sr. Sub. Notes	B2	6.375	4/1/14	3,175		2,778,125
Morris Publishing Group LLC, Sr. Sub. Notes	B1	7.00	8/1/13	1,460		1,387,000
New Skies Satellites NV (Netherlands),
Sr. Notes	B1	10.4144	11/1/11	1,725	(i)	1,781,063
Sr. Sub. Notes	B2	9.125	11/1/12	1,900	(f)(i)	2,009,250
Primedia, Inc., Sr. Notes	B2	8.875	5/15/11	1,775	(f)	1,704,000

Quebecor Media, Inc. (Canada), Sr. Notes 144A	B2	7.75	3/15/16	4,820	(i)	4,723,600
Rainbow National Services LLC, Sr. Notes, 144A	B3	10.375	9/1/14	325		359,938
RH Donnelley Finance Corp.,
Sr. Notes, 144A	Caa1	6.875	1/15/13	3,000		2,760,000
Sr. Sub Notes, 144A	Caa1	8.875	1/15/16	2,000		2,017,500
Corp. I, Sr. Sub. Notes, 144A	B2	10.875	12/15/12	5,675		6,228,313
Sinclair Broadcast Group, Inc., Sr. Sub. Notes	B2	8.75	12/15/11	3,490		3,647,050
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	1,040	(f)	946,400
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	3,150		2,992,500

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Vertis, Inc.,
Gtd. Notes, Ser. B	Caa2	10.875%	6/15/09	$1,090	(f)	$1,073,650
Sec’d. Notes	B3	9.75	4/1/09	5,035		5,123,113
Warner Music Group, Inc., Sr. Sub Notes	B2	7.375	4/15/14	1,175		1,139,750

						109,422,065

Metals 3.8%
AK Steel Corp.,
Gtd. Notes	B1	7.875	2/15/09	535	(f)	532,325
Gtd. Notes	B1	7.75	6/15/12	2,600		2,548,000
Arch Western Finance LLC, Sr. Notes	Ba3	6.75	7/1/13	4,145		3,968,838
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	4,130		4,130,000
Chaparral Steel Co., Sr. Unsec’d. Notes	B1	10.00	7/15/13	4,250		4,632,500
CSN Islands VII Corp. (Cayman Islands), Gtd. Notes 144A	B1	10.75	9/12/08	1,990	(i)	2,129,300
Gerdau AmeriSteel Corp. (Canada), Sr. Notes	Ba2	10.375	7/15/11	3,500	(i)	3,753,750
Indalex Hldg Corp., Sec’d. Notes 144A	B3	11.50	2/1/14	2,450		2,499,000
Ispat Inland ULC (Canada), Sec’d. Notes	Baa3	9.75	4/1/14	4,955	(i)	5,462,887
Jorgensen Earle M. Co., Sec’d. Notes	Ba3	9.75	6/1/12	3,000		3,195,000
Metals USA Inc., Sr. Notes, 144A	B3	11.125	12/1/15	6,200		6,788,999
Novelis, Inc., Sr. Notes, 144A	B1	8.00(j)	2/15/15	5,120		4,915,200
Peabody Energy Corp., Sr. Notes	Ba2	5.875	4/15/16	1,600		1,464,000
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	2,495		2,463,813
Southern Copper Corp., Sr. Notes	Baa2	7.50	7/27/35	3,450		3,293,819
United States Steel LLC,
Sr. Notes	Ba1	9.75	5/15/10	1,300	(f)	1,384,500
Sr. Notes, Ser. B	Ba1	10.75	8/1/08	1,700		1,827,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Wise Metals Group LLC, Sec’d. Notes	Caa1	10.25%	5/15/12	$600	(f)	$522,000

						55,511,431

Non Captive Finance 0.3%
Residential Capital Corp.	Baa3	6.375	6/30/10	4,550		4,488,079

Packaging 3.2%
Berry Plastics Corp., Gtd. Notes	B3	10.75	7/15/12	6,395	(f)	6,922,588
Crown Americas LLC, Sr. Notes, 144A	B1	7.625	11/15/13	5,550		5,452,875
Graham Packaging Co., Inc.
Sr. Notes	Caa1	8.50	10/15/12	2,875		2,817,500
Sr. Sub. Notes	Caa2	9.875	10/15/14	4,575	(f)	4,529,250
Greif Borthers Corp., Sr. Sub. Notes	B1	8.875	8/1/12	10,000		10,524,999
Owens-Brockway Glass Container,
Gtd. Notes	B1	7.75	5/15/11	4,160		4,191,200
Sec’d. Notes	B1	8.75	11/15/12	9,355		9,740,894
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717		2,649,075

						46,828,381

Paper 3.1%
Abitibi Consolidated, Inc. (Canada),
Deb.	B1	8.85	8/1/30	2,200	(i)	1,859,000
Notes	B1	5.25	6/20/08	2,300	(f)(i)	2,150,500
Notes	B1	8.55	8/1/10	450	(f)(i)	426,375
Notes	B1	6.00	6/20/13	1,435	(f)(i)	1,162,350
Sr. Notes	B1	8.375	4/1/15	1,925	(f)(i)	1,756,563
Notes	B1	7.75	6/15/11	850	(i)	779,875
Ainsworth Lumber Co., Ltd. (Canada),
Sr. Notes	B2	6.75	3/15/14	3,675	(i)	2,793,000
Sr. Notes	B2	9.249(j)	10/1/10	1,500	(i)	1,440,000
Bowater Finance Corp., Gtd. Notes (Canada)	B1	7.95	11/15/11	2,025	(i)	1,923,750
Cascades, Inc. (Canada),
Sr. Notes	Ba3	7.25	2/15/13	5,450	(i)	5,041,250

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Catalyst Paper Corp.,
Sr. Notes	B1	8.625%	6/15/11	$3,000	(i)	$2,925,000
Sr. Notes	B1	7.375	3/1/14	500	(i)	447,500
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75	3/15/10	5,000		4,875,000
Domtar Inc., Sr. Notes	B1	7.875	10/15/11	740		695,600
Georgia-Pacific Corp., Deb.	B2	7.375	12/1/25	1,500	(f)	1,357,500
Graphic Package Int’l, Inc.,
Sr. Notes	B2	8.50	8/15/11	2,850		2,842,875
Sr. Sub Notes	B3	9.50	8/15/13	3,375	(f)	3,341,250
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50	6/1/13	2,175		1,946,625
Millar Western Forest Products Ltd. (Canada),
Sr. Notes	B2	7.75	11/15/13	3,005	(i)	2,283,800
Norampac, Inc. (Canada),
Sr. Notes	B1	6.75	6/1/13	2,750	(i)	2,475,000
Stone Container Corp.,
Sr. Notes	B2	8.375	7/1/12	1,030	(i)	973,350
Tembec Industries, Inc. (Canada), Gtd. Notes	Ca	7.75	3/15/12	3,580	(i)	1,825,800

						45,321,963

Pipelines & Others 4.5%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr.Notes	B1	7.125	5/20/16	3,550		3,328,125
El Paso Corp.,
Sr. Notes	B2	7.00	5/15/11	13,210	(f)	13,028,362
El Paso Production Holding Co., Sr. Notes	B1	7.75	6/1/13	6,875	(f)	6,926,563
Ferrellgas Partners LP,
Sr. Notes	Ba3	6.75	5/1/14	750		710,625
Inergy Lp/Inergy Finance Corp., Sr. Notes	B1	8.25	3/1/16	3,750		3,787,500

Pacific Energy Partners LP, Sr. Notes	Ba2	7.125	6/15/14	2,700		2,727,000
Targa Resources Inc., Gtd. Notes 144A	B2	8.50	11/1/13	1,400		1,351,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Tennessee Gas Pipeline Co., Deb.	Ba2	7.00%	10/15/28	$3,200		$2,962,944
Deb.	Ba2	7.00	3/15/27	4,355		4,374,763
Deb.	Ba2	7.625	4/1/37	8,615	(f)	8,439,530
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125	6/1/10	1,890		2,012,850
Williams Cos., Inc., Sr. Notes	Ba2	7.625	7/15/19	50		50,750
Notes	Ba2	7.125	9/1/11	10,275	(f)	10,275,000
Notes	Ba2	8.125	3/15/12	4,610		4,782,875
Notes	Ba2	7.875	9/1/21	1,525		1,547,875

						66,305,762

Retailers 2.3%
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00	3/15/14	1,650	(f)	1,600,500
GSC Holdings, Gtd. Notes,	Ba3	8.865	10/1/11	1,150		1,181,625
Gtd. Notes,	Ba3	8.00	10/1/12	3,665	(f)	3,665,000
Jean Coutu Group (PJC), Inc., Sr. Notes	B3	7.625	8/1/12	275	(f)	266,750
Sr. Sub. Notes	Caa2	8.50	8/1/14	2,300	(f)	2,116,000
Neiman Marcus Group, Sr. Sub. Notes, 144A	B3	10.375	10/15/15	7,075		7,517,188
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	3,985		3,945,150
Rite Aid Corp., Sec’d. Notes	B2	8.125	5/1/10	5,720		5,748,600
Rite Aid Corp., Sec’d. Notes	B2	7.50	1/15/15	2,675		2,568,000
Sonic Automotive, Inc., Sr. Sub. Notes	B2	8.625	8/15/13	1,630		1,613,700
Stripes Acquisition LLC/Susser Finance Corp.
Sr. Notes, 144A	B2	10.625	12/15/13	4,025		4,246,375

						34,468,888

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Technology 4.2%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125%	3/15/11	$1,475	(f)	$1,338,563
Ampex Corp., Sec’d. Notes, PIK (cost $39,304; purchased 7/15/98)	NR	12.00	8/15/08	135	(b)(e)(k)	33,759
Avago Technologies Finance Pte (Singapore), Sr. Notes, 144A	B3	10.125	12/1/13	4,500	(i)	4,736,250
Sr. Sub. Notes, 144A	Caa2	11.875	12/1/15	1,550	(f)(i)	1,685,625
Flextronics Int’l, Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50	5/15/13	1,370	(i)	1,301,500
Sr. Sub. Notes	Ba2	6.25	11/15/14	1,500	(i)	1,404,375
Freescale Semiconductor, Inc., Sr. Notes	Ba1	7.125	7/15/14	3,660		3,696,600
Iron Mountain, Inc., Sr. Sub. Notes	Caa1	8.625	4/1/13	6,075		6,075,000
Nortel Networks Corp., Notes (Canada)	B3	4.25	9/1/08	3,070	(f)(i)	2,893,475
Sanmina-SCI Corp.,
Sr. Sub. Notes	B1	8.125	3/1/16	2,000		1,950,000
Sr. Sub. Notes	B1	6.75	3/1/13	1,210	(f)	1,128,325
Seagate Technology Int’l., Gtd. Notes	Ba2	8.00	5/15/09	8,650		8,866,249
Sensata Technologies, Inc., Sr. Notes, 144A	B2	8.00	5/1/14	6,950	(f)	6,706,750
Serena Software, Inc., Sr. Sub. Notes 144A	Caa1	10.375	3/15/16	5,390	(f)	5,416,950
Spansion, LLC., Sr. Notes, 144A	Caa1	11.25	1/15/16	2,625		2,644,688
STATS ChipPAC Ltd., Sr. Notes	Ba2	6.75	11/15/11	1,670		1,557,275
Sungard Data Systems, Inc.,
Notes, 144A	B3	9.431(j)	8/15/13	1,750		1,830,938
Notes, 144A	Caa1	10.25	8/15/15	6,400		6,616,000
Unisys Corp., Sr. Notes	Ba3	8.00	10/15/12	1,290		1,199,700
Xerox Corp.,
Sr. Notes	Ba2	6.875	8/15/11	200	(d)	198,750
Sr. Sub. Notes	Ba2	6.40	3/15/16	1,175		1,108,906

						62,389,678

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Telecommunications 5.7%
Alamosa Inc., Sr Notes	Caa1	11.00%	7/31/10	$3,663		$4,010,985
Bestel SA de CV (Mexico), Sr. Disc. Notes	NR	12.75	5/15/05	4,850	(e)(i)(k)	824,500
Centennial Communications Corp.,
Sr. Notes	Caa2	10.00	1/1/13	1,300		1,287,000
Sr. Notes	B3	8.125	2/1/14	1,775		1,708,438
Cincinnati Bell, Inc.,
Gtd. Notes	B1	7.25	7/15/13	1,150		1,132,750
Sr. Sub Notes	B3	8.375	1/15/14	1,595	(f)	1,571,075
Citizens Communications Co.,
Notes	Ba3	9.25	5/15/11	3,685		3,961,375
Sr. Notes	Ba3	6.25	1/15/13	5,085	(f)	4,805,325
Sr. Notes	Ba3	9.00	8/15/31	1,000		1,012,500
Dobson Cellular Systems, Inc., Sec’d. Notes	B1	8.375	11/1/11	1,925		1,977,938
Dobson Communications Corp., Sr. Notes	Caa2	9.318(j)	10/15/12	945	(f)	952,088
Hawaiian Telcom Communication, Inc.,
Sr. Notes	B3	9.75	5/1/13	1,700	(f)	1,729,750
Sr. Notes	Caa1	12.50	5/1/15	515	(f)	539,463
Sr. Notes	B3	10.789(j)	5/1/13	1,650	(f)	1,666,500
Level 3 Financing Inc., Sr. Notes 144A	B3	12.25	3/15/13	10,475		11,129,687
Nordic Teleco Holding, Inc., Sr. Notes 144A	B2	8.875	5/1/16	4,720	(f)	4,849,800
Qwest Communications Int’l., Inc., Gtd. Notes	B2	7.50	2/15/14	6,700	(f)	6,532,499
Qwest Corp., Notes	Ba3	8.875	3/15/12	1,875		1,978,125
Sr. Notes	Ba3	7.625	6/15/15	7,050		6,961,874
Sr. Notes	Ba3	7.875	9/1/11	4,450		4,505,625
Rogers Wireless Communications, Inc. (Canada),
Sr. Sec’d. Notes	Ba2	9.625	5/1/11	5,100	(i)	5,584,500
Sr. Sec’d. Notes	Ba2	6.375	3/1/14	1,200	(i)	1,143,000
Sr. Sub. Notes	Ba3	8.00	12/15/12	225	(i)	230,063

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Rural Cellular Corp., Sr. Sub. Notes, 144A	Caa2	10.899%(j)	11/1/12	$2,500	(f)	$2,565,625
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/1/11	5,525		6,008,438
Windstream Corp., Sr. Notes, 144A	Ba3	8.625	8/1/16	5,000		5,112,500

						83,781,423

Tobacco 0.3%
RJ Reynolds Tobacco holdings, Inc.,
Notes, 144A	Ba2	7.30	7/15/15	2,000		1,937,500
Notes, 144A	Ba2	7.625	6/1/16	3,100	(f)	3,030,250

						4,967,750

Total corporate bonds						1,330,543,234

SOVEREIGN BONDS 1.5%
Gazprom Oao (Russia), Sr. Notes	NR	10.50	10/21/09	2,080	(i)	2,325,024
Republic of Argentina, Bonds	B3	3.00	4/30/13	5,963	(i)	4,251,708
Republic of Brazil, Notes	Ba3	8.75	2/4/25	3,650	(i)	4,005,875
Republic of Colombia, Notes	Ba2	10.00	1/23/12	4,531	(i)	5,120,030
Republic of Philippines, Notes	B1	9.375	1/18/17	6,260	(i)	6,948,600

Total sovereign bonds						22,651,237

	Shares

COMMON STOCKS 1.5%
Classic Communications, Inc., 144A	3,000	(c)(k)	30
Color Spot Nurseries, Inc. (cost $5,070,366; purchased 12/30/03)	57,197	(b)(c)(k)	228,788
Embarq CORP-W/I	2,933	(c)	120,224
Firearms Training Systems, Inc.	122,000	(c)	97,600
IMPSAT Fiber Networks, Inc.	118,952	(c)	1,005,144
Liberty Global, Inc., Cl. A	70,303	(c)(f)	1,446,133
Liberty Global, Inc., Cl. C	69,322	(c)	1,490,423
Link Energy LLC	20,000	(c)(k)	500
Mirant Corp.	96,954	(f)	2,598,367
Peachtree Cable Assoc. Ltd.	31,559	(c)(k)	316
Premium Standard Farms, Inc. (cost $6,355,820; purchased 5/20/94)	549,593	(b)(c)(k)	8,919,894

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Shares		Value (Note 1)

Specialty Foods Acquisition Corp.	25	(c)(d)(k)	$0
Sprint Nextel Corp.	58,675	(c)	1,172,913
Stage Stores Inc	218	(c)	7,194
Sterling Chemicals, Inc.	159	(c)(d)	2,213
Telus Corp.	108,785	(c)	4,392,738
TRISM, Inc.	27,543	(c)(d)(k)	28
York Research Corp.	15,105	(c)(k)	15

Total Common Stocks			21,482,520

PREFERRED STOCKS 1.0%

Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)	2,000	(b)(d)(e)(k)	500,000

Cable
Adelphia Communications Corp.,	20,000	(e)(k)	5,000
PTV, Inc., Ser. A 10.00%	9	(e)	27

			5,027

Foods
AmeriKing, Inc., 13.00%	1,619	(e)(k)	2

Media & Entertainment 0.8%
Ion Media Networks Inc.,	1,262		10,852,598

Technology 0.2%
Xerox Corp., 6.25%	28,520	(d)	3,209,070

Telecommunications
World Access, Inc., 13.25%	4,662	(e)(k)	5

Total preferred stocks			14,566,702

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Description	Expiration Date	Warrants		Value (Note 1)

WARRANTS

Gaming

Aladdin Gaming	3/1/10	30,000	(k)	$30

Telecommunications

Allegiance Telecom, Inc.	2/3/08	14,200	(k)	14
GT Group Telecom, Inc. (Canada), 144A	2/1/10	8,610	(d)(i)(k)	9
Price Communications Corp.	8/1/07	17,200	(k)	802,741
Verado Holdings Inc.	4/15/08	4,075	(k)	2,865
Versatel Telecom Int’l. NV (Netherlands) (cost $0; purchased 5/21/98)	5/15/08	10,000	(b)(i)(k)	10

				805,639

Consumer

IHF Holdings, Inc.	9/27/09	4,375	(k)	44

Chemicals

Sterling Chemical, Inc.	8/15/08	5,450	(d)(k)	5

Technology

Viasystems Group, Inc.	1/10/31	166,335	(k)	17

Media & Entertainment

TVN Entertainment (cost $5,615,000; purchased 10/21/04)	1/1/49	46,241	(b)(k)	26,820
XM Satellite Radio, Inc., 144A		345	(k)	0

				26,820

Total warrants				832,555

Total long-term investments (cost $1,449,509,469)				1,408,048,576

	Shares

SHORT-TERM INVESTMENTS 23.6%

Loan Participation 1.1%
Charter Comm Holding Bank Loan	7,500	(k)	7,511,033
Formula One Group Bank Loan	8,773	(k)	8,773,006

Total Loan Participation (cost $16,273,006)			16,284,039

Dryden High Yield Fund, Inc.	27

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

Description	Shares	Value (Note 1)

Affiliated Mutual Funds 22.5%
Dryden Core Investment Fund—Dryden Short-Term
Core Bond Series(h)	1,004,089	$10,050,934
Dryden Core Investment Fund—Taxable Money
Market Series (includes $296,024,495 of cash collateral received for securities on loan)(g)(h)	320,962,188	320,962,188

Total Mutual Fund (cost $331,009,088)		331,013,121

Total short-term investments (cost $347,282,094)		347,297,160

Total Investments 119.4% (cost $1,796,791,563; Note 5)		$1,755,345,736
Liabilities in excess of other assets(m) (19.4%)		(285,817,300)

Total Net Assets 100.0%		$1,469,528,436

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to, Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK—Payment-in-kind.

NR—Not Rated by Moody’s or Standard & Poor’s.

(a)	Standard & Poor’s rating.
The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(b)	Indicates a restricted security; the aggregate cost of such securities is $19,043,853. The aggregate value of $9,879,102 is approximately .67% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $289,236,148; cash collateral of $296,024,495 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Dryden Short Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at June 30, 2006.
(k)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

(l)	The rate shown reflects the coupon rate after the step date.
(m)	Liabilities in excess of other assets include net unrealized depreciation on credit default swaps.

Credit default swap agreements outstandings at June 30, 2006

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Depreciation
Morgan Stanley Capital Services, Inc. (1)	09/20/2010	$2,500	4.20%	Lear Corporation 8.11%, 5/15/09	(102,534)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Dryden High Yield Fund, Inc.	29

Portfolio of Investments

as of June 30, 2006 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of assets shown as a percentage of net assets as of June 30, 2006 was as follows:

Affiliated Mutual Funds (including 20.1% of collateral received for securities on loan)	22.5%
Health Care & Pharmaceutical	7.9
Media & Entertainment	7.5
Electric	7.2
Automotive	6.3
Telecommunications	5.7
Chemicals	5.5
Capital Goods	5.4
Gaming	5.1
Pipelines & Other	4.5
Technology	4.2
Energy—Other	4.0
Metals	3.8
Cable	3.5
Packaging	3.2
Paper	3.1
Lodging & Leisure	2.6
Retailers	2.3
Aerospace/Defense	2.2
Foods	2.1
Common Stocks	1.5
Sovereign Bonds	1.5
Consumer	1.4
Asset Backed Securities	1.2
Loan participation	1.1
Building Materials & Construction	1.0
Preferred Stocks	1.0
Airlines	0.9
Banking	0.6
Non Captive Finance	0.3
Tobacco	0.3
Warrants	— *

119.4
Liabilities in excess of other assets	(19.4)

100%

*	Less than 0.05%

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2006 (Unaudited)

Assets
Investments, at value, including securities on loan of $289,236,148:
Unaffiliated investments (cost $1,465,782,475)	$1,424,332,615
Affiliated investments (cost $331,009,088)	331,013,121
Cash	1,196,347
Foreign currency, at value (cost $116,815)	112,052
Dividends and interest receivable	28,868,642
Receivable for investments sold	1,897,346
Receivable for Fund shares sold	200,230
Prepaid expenses	14,449

Total assets	1,787,634,802

Liabilities
Payable to broker for collateral for securities on loan	296,024,495
Payable for investments purchased	14,451,934
Payable for Fund shares reacquired	2,706,327
Dividends Payable	2,617,724
Accrued expenses	631,238
Management fee payable	569,383
Transfer agent fee payable	547,643
Distribution fee payable	415,916
Unrealized depreciation on swap agreements	102,534
Deferred directors’ fees	39,172

Total liabilities	318,106,366

Net Assets	$1,469,528,436

Net assets were comprised of:
Common stock, at par	$2,625,190
Paid-in capital in excess of par	2,796,052,975

2,798,678,165
Distribution in excess of net investment income	(1,680,032)
Accumulated net realized loss on investment and foreign currency transactions	(1,285,920,219)
Net unrealized depreciation on investments and foreign currencies	(41,549,478)

Net assets, June 30, 2006	$1,469,528,436

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($1,173,310,188 ÷ 209,544,387 shares of common stock issued and outstanding)	$5.60
Maximum sales charge (4.50% of offering price)	.26

Maximum offering price to public	$5.86

Class B
Net asset value, offering price and redemption price per share
($219,825,691 ÷ 39,326,062 shares of common stock issued and outstanding)	$5.59

Class C
Net asset value, offering price and redemption price per share
($53,770,491 ÷ 9,617,911 shares of common stock issued and outstanding)	$5.59

Class R
Net asset value, offering price and redemption price per share
($2,437 ÷ 435 shares of common stock issued and outstanding)	$5.60

Class Z
Net asset value, offering price and redemption price per share
($22,619,629 ÷ 4,030,248 shares of common stock issued and outstanding)	$5.61

Dryden High Yield Fund, Inc.	33

Statement of Operations

Six Months Ended June 30, 2006 (Unaudited)

Net Investment Income
Income
Interest	$62,139,223
Unaffiliated dividends (net of foreign withholding taxes of $7,658)	217,794
Affiliated dividend income	707,436
Affiliated income from securities loaned, net	356,455

Total income	63,420,908

Expenses
Management fee	3,593,904
Distribution fee—Class A	1,511,020
Distribution fee—Class B	952,565
Distribution fee—Class C	216,353
Distribution fee—Class R	6
Transfer agent’s fee and expenses (including affiliated expense of $848,000)	926,000
Custodian’s fees and expenses	118,000
Reports to shareholders	107,000
Registration fees	42,000
Insurance	40,000
Directors’ fees	12,000
Legal fees and expenses	12,000
Audit fee	12,000
Miscellaneous	34,776

Total expenses	7,577,624

Net investment income	55,843,284

Realized And Unrealized Gain (Loss) On Investments, Foreign Currency Transactions And Swaps
Net realized gain (loss) on:
Investment transactions	(14,900,584)
Foreign currency transactions	(6,326)
Swaps	53,083

(14,853,827)

Net change in unrealized appreciation (depreciation) on:
Investments	(639,067)
Foreign currencies	3,648
Swaps	116,645

(518,774)

Net loss on investments and foreign currency transactions	(15,372,601)

Net Increase In Net Assets Resulting From Operations	$40,470,683

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$55,843,284	$123,038,359
Net realized loss on investments and foreign currency transactions	(14,853,827)	(11,527,899)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(518,774)	(65,106,834)

Net increase in net assets resulting from operations	40,470,683	46,403,626

Dividends from net investment income (Note 1)
Class A	(45,678,400)	(95,762,363)
Class B	(8,952,430)	(26,303,722)
Class C	(2,034,384)	(4,909,702)
Class R	(93)	(105)
Class Z	(970,810)	(2,247,078)

	(57,636,117)	(129,222,970)

Fund share transactions (net of share conversions) (Note 7)
Net proceeds from shares sold	32,159,509	179,013,491
Net asset value of shares issued in reinvestment of dividends	30,772,151	71,944,019
Cost of shares reacquired	(195,729,240)	(479,150,992)

Net decrease in net assets from Fund share transactions	(132,797,580)	(228,193,482)

Total decrease	(149,963,014)	(311,012,826)

Net Assets
Beginning of period	1,619,491,450	1,930,504,276

End of period(a)	$1,469,528,436	$1,619,491,450

(a) Includes undistributed net investment income of:	$—	$112,801

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed-income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and

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before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) Cont’d

protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income taxes purposes, it is Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified

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amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of ..50% of 1% of the Fund’s average daily net assets up to $250 million, .475% of 1% of the next $500 million, .45% of 1% of the next $750 million, .425% of 1% of the next $500 million, .40% of 1% of the next $500 million, .375% of 1% of the next $500 million and .35% of 1% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .47 of 1% for the six months ended June 30, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .75 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended June 30, 2006, PIMS contractually agreed to limit such fees to .25 of

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) Cont’d

1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $275,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended June 30, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2006, it received approximately $159,900 and $1,700 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. For the six months ended June 30, 2006, the Fund incurred approximately $135,000 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

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Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended June 30, 2006, PIM has been compensated approximately $152,800 for these services.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2006 aggregated $318,246,298 and $437,085,877, respectively.

As of June 30, 2006, the Fund has securities on loan with an aggregate market value of $289,236,148. The Fund received $296,024,495 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$1,798,581,534	$49,224,531	$92,460,329	$43,235,798

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and wash sales for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2005 of approximately $1,259,906,000, of which $137,467,000 expires in 2007, $312,066,000 expires in 2008, $369,236,000 expires in 2009, $386,017,000 expires in 2010 and $25,268,000 expires in 2013. The remaining amount resulted from when the Fund acquired a capital loss carryforward from the merger with Prudential High Yield Total Return Fund, Inc. in the amount of $29,852,000, of which $1,698,000 expires in 2006, $6,981,000 expires in 2007, $8,555,000 expires in 2008 and $12,618,000 expires in 2009, respectively. The

Dryden High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) Cont’d

future utilization of the acquired built-in losses from Prudential High Yield Total Return Fund, Inc. in the amount of $18,309,338, will be limited under Section 382 of the Internal Revenue Code of 1986, as amended. The annual limitation to be applied to all Section 382 losses will be $3,494,000. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such allowable amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date. In addition, as of December 31, 2005, the Fund elected to treat post- October capital losses of approximately $3,223,000 incurred in the two month period ended December 31, 2005, as having been incurred in the following fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z Shares. Class A shares are subject to a maximum front-end sales charge (FESC) of 4.5% and all investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% if sold within 12 months of purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively to a limited group of investors.

The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock. Of the authorized shares of common stock of the Fund, 750 million shares are designated Class A common stock, 750 million shares are designated Class B common stock, 750 million shares are designated Class C common stock, 375 million shares are designated Class R common stock and 375 million shares are designated Class Z common stock. As of June 30, 2006, Class R shares were not available to the public and the outstanding shares were seeded and owned by Prudential.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2006:
Shares sold	3,511,173	$19,923,129
Shares issued in reinvestment of dividends	4,333,539	24,565,696
Shares reacquired	(26,139,451)	(148,274,699)

Net increase (decrease) in shares outstanding before conversion	(18,294,739)	(103,785,874)
Shares issued upon conversion from Class B	6,859,940	38,800,685

Net increase (decrease) in shares outstanding	(11,434,799)	$(64,985,189)

Year ended December 31, 2005:
Shares sold	25,831,549	$147,620,981
Shares issued in reinvestment of dividends	9,513,870	54,534,631
Shares reacquired	(60,031,009)	(344,380,128)

Net increase (decrease) in shares outstanding before conversion	(24,685,590)	(142,224,516)
Shares issued upon conversion from Class B	20,252,757	116,489,971

Net increase (decrease) in shares outstanding	(4,432,833)	$(25,734,545)

Class B
Six months ended June 30, 2006:
Shares sold	1,141,149	$6,459,906
Shares issued in reinvestment of dividends	744,157	4,213,408
Shares reacquired	(5,425,595)	(30,742,438)

Net increase (decrease) in shares outstanding before conversion	(3,540,289)	(20,069,124)
Shares reacquired upon conversion into Class A	(6,872,090)	(38,800,685)

Net increase (decrease) in shares outstanding	(10,412,379)	$(58,869,809)

Year ended December 31, 2005:
Shares sold	2,906,835	$16,977,800
Shares issued in reinvestment of dividends	2,183,749	12,509,546
Shares reacquired	(15,788,812)	(90,665,190)

Net increase (decrease) in shares outstanding before conversion	(10,698,228)	(61,177,844)
Shares reacquired upon conversion into Class A	(20,267,875)	(116,489,971)

Net increase (decrease) in shares outstanding	(30,966,103)	$(177,667,815)

Dryden High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended June 30, 2006:
Shares sold	295,979	$1,676,935
Shares issued in reinvestment of dividends	189,126	1,070,729
Shares reacquired	(1,850,163)	(10,487,777)

Net increase (decrease) in shares outstanding	(1,365,058)	$(7,740,113)

Year ended December 31, 2005:
Shares sold	746,585	$4,311,636
Shares issued in reinvestment of dividends	474,202	2,715,167
Shares reacquired	(4,325,568)	(24,820,669)

Net increase (decrease) in shares outstanding	(3,104,781)	$(17,793,866)

Class R
Six months ended June 30, 2006:
Shares sold	—	$—
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Period ended December 31, 2005:*
Shares sold	435	$2,500
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	435	$2,500

Class Z
Six months ended June 30, 2006:
Shares sold	719,774	$4,099,539
Shares issued in reinvestment of dividends	162,327	922,318
Shares reacquired	(1,101,338)	(6,224,326)

Net increase (decrease) in shares outstanding	(219,237)	$(1,202,469)

Year ended December 31, 2005:
Shares sold	1,755,003	$10,100,574
Shares issued in reinvestment of dividends	380,085	2,184,675
Shares reacquired	(3,362,015)	(19,285,005)

Net increase (decrease) in shares outstanding	(1,226,927)	$(6,999,756)

*	Commenced operations on June 6, 2005.

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Financial Highlights

(Unaudited)

JUNE 30, 2006	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

Financial Highlights

(Unaudited) Cont’d

	Class A
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.67

Income (loss) from investment operations:
Net investment income	.19
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.13

Less Dividends and Distributions
Dividends from net investment income	(.20)
Tax return of capital distributions	—

Total dividends and distributions	(.20)

Net asset value, end of period	$5.60

Total Return(b):	2.30%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,173,310
Average net assets (000)	$1,218,834
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.88	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income	7.33	%(d)
For Classes A, B, C, R and Z shares:
Portfolio turnover rate	39	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2005	2004	2003	2002	2001(a)

$5.93	$5.80	$4.99	$5.57	$6.20

.41	.41	.43	.47	.61
(.24)	.14	.82	(.57)	(.61)

.17	.55	1.25	(.10)	—

(.43)	(.42)	(.44)	(.48)	(.61)
—	—	—	—	(.02)

(.43)	(.42)	(.44)	(.48)	(.63)

$5.67	$5.93	$5.80	$4.99	$5.57

3.07%	9.93%	25.66%	(1.56)%	(.25)%

$1,251,927	$1,336,703	$1,364,999	$1,160,389	$1,323,184
$1,287,410	$1,318,334	$1,268,769	$1,206,048	$1,433,298

.90%	.89%	.90%	.90%	.88%
.65%	.64%	.65%	.65%	.63%
7.09%	7.08%	7.93%	9.13%	10.14%

51%	55%	68%	50%	77%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	49

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2006
Per Share Operating Performance: Net Asset Value, Beginning Of Period	$5.66

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.12

Less Dividends and Distributions
Dividends from net investment income	(.19)
Tax return of capital distributions	—

Total dividends and distributions	(.19)

Net asset value, end of period	$5.59

Total Return(b):	2.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$219,826
Average net assets (000)	$256,122
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	6.82	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2005	2004	2003	2002	2001(a)
$5.92	$5.79	$4.98	$5.56	$6.19

.38	.38	.40	.44	.58
(.24)	.14	.82	(.57)	(.61)

.14	.52	1.22	(.13)	(.03)

(.40)	(.39)	(.41)	(.45)	(.58)
—	—	—	—	(.02)

(.40)	(.39)	(.41)	(.45)	(.60)

$5.66	$5.92	$5.79	$4.98	$5.56

2.54%	9.39%	25.08%	(2.07)%	(.78)%

$281,304	$477,841	$618,539	$610,615	$801,358
$380,450	$545,044	$629,849	$720,123	$965,014

1.40%	1.39%	1.40%	1.40%	1.38%
.65%	.64%	.65%	.65%	.63%
6.57%	6.62%	7.44%	8.60%	9.66%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	51

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.66

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.12

Less Dividends and Distributions
Dividends from net investment income	(.19)
Tax return of capital distributions	—

Total dividends and distributions	(.19)

Net asset value, end of period	$5.59

Total Return(b):	2.06%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,770
Average net assets (000)	$58,172
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)
Net investment income	6.82	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(d)	Annualized.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2005	2004	2003	2002	2001(a)

$5.92	$5.79	$4.98	$5.56	$6.19

.38	.38	.40	.44	.58
(.24)	.14	.82	(.57)	(.61)

.14	.52	1.22	(.13)	(.03)

(.40)	(.39)	(.41)	(.45)	(.58)
—	—	—	—	(.02)

(.40)	(.39)	(.41)	(.45)	(.60)

$5.66	$5.92	$5.79	$4.98	$5.56

2.54%	9.39%	25.08%	(2.07)%	(.78)%

$62,127	$83,412	$97,291	$72,213	$68,382
$70,914	$88,295	$90,157	$72,506	$70,073

1.40%	1.39%	1.40%	1.40%	1.38%
.65%	.64%	.65%	.65%	.63%
6.57%	6.61%	7.42%	8.65%	9.66%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	53

Financial Highlights

(Unaudited) Cont’d

	Class R
	Six Months Ended June 30, 2006		June 6, 2005(a) through December 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.67		$5.75

Income (loss) from investment operations:
Net investment income	.19		.23
Net realized and unrealized loss on investment transactions	(.06)		(.06)

Total from investment operations	.13		.17

Less Dividends and Distributions
Dividends from net investment income	(.20)		(.25)

Net asset value, end of period	$5.60		$5.67

Total Return(b):	2.29%		2.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$2
Average net assets (000)	$2		$2
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.13	%(d)	1.15	%(d)
Expenses, excluding distribution and service (12b-1) fees	.63	%(d)	.65	%(d)
Net investment income	7.08	%(d)	6.75	%(d)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	During the period, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2006

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.68

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.06)

Total from investment operations	.14

Less Dividends and Distributions
Dividends from net investment income	(.21)
Tax return of capital distributions	—

Total dividends and distributions	(.21)

Net asset value, end of period	$5.61

Total Return(b):	2.43%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,620
Average net assets (000)	$25,075
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.63	%(c)
Expenses, excluding distribution and service (12b-1) fees	.63	%(c)
Net investment income	7.58	%(c)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. and distributions.
(c)	Annualized.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2005	2004	2003	2002	2001(a)

$5.94	$5.81	$5.00	$5.58	$6.20

.43	.42	.44	.48	.63
(.24)	.15	.82	(.57)	(.60)

.19	.57	1.26	(.09)	.03

(.45)	(.44)	(.45)	(.49)	(.63)
—	—	—	—	(.02)

(.45)	(.44)	(.45)	(.49)	(.65)

$5.68	$5.94	$5.81	$5.00	$5.58

3.32%	10.20%	25.94%	(1.30)%	.19%

$24,130	$32,548	$52,951	$45,609	$42,252
$29,298	$32,828	$56,046	$43,494	$42,557

.65%	.64%	.65%	.65%	.63%
.65%	.64%	.65%	.65%	.63%
7.32%	7.32%	8.17%	9.41%	10.41%

Dryden High Yield Fund, Inc.	57

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Dryden High Yield Fund, Inc. oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 7-8, 2006 and approved the renewal of the agreements through July 31, 2007, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 7-8, 2006.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadvisor pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisors for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisor. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Dryden High Yield Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had achieved performance that was in the fourth quartile during the first quarter of 2006, performance that was in the second quartile over one-year and three-year periods, and performance that was in the third quartile over five-year and ten-year periods ending December 31, in relation to the group of comparable funds in a Peer Universe. The Board noted that the Fund outperformed against its benchmark index over a one-year period, and outperformed against its Peer

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Universe over one-year and three-year periods. The Board further noted that risk-adjusted performance over the three-year period was strong in comparison to the benchmark index and the Peer Universe.

The Board concluded that the Fund’s performance was satisfactory.

Fees and Expenses

The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisors to comparable mutual funds.

The Fund’s actual management fee of 0.460% (which reflects any subsidies, fee waivers or expense caps) ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

The Board further noted that during 2005 and continuing through 2006, several significant initiatives had been approved which, when fully implemented, were expected to result in cost savings and expense reductions for the Fund. In particular, the Board observed that implementation of an electronic registration statement desktop publishing system to replace the use of financial printing firms was expected to be completed by the end of 2006 and was expected to significantly reduce the costs borne by Fund shareholders for the production and filing of Fund registration statements. The Board also observed that new custodian arrangements had been approved, which were also expected to result in reductions in custodian fees borne by Fund shareholders.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the advisor’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadvisor, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the

Dryden High Yield Fund, Inc.

Approval of Advisory Agreements (continued)

profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisors to mutual funds.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS

Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie, Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden High Yield Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438500	262438401

MF110E2    IFS-A122789    Ed. 08/2006

Item 2	– Code of Ethics – Not required, as this is not an annual filing.

Item 3	– Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	– Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	– Audit Committee of Listed Registrants – Not applicable.

Item 6	– Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	– Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	– Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	– Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2006

*	Print the name and title of each signing officer under his or her signature.